9. LOANS PAYABLE: Schedule of Loans Payable (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Loans Payable

Particulars	December 31, 2025	December 31, 2024
SBA Loan — Interactive Systems, Inc.	$ 717,015	$ 766,201
SBA Loan — ZooOffice, Inc.	210,118	225,025
SBFS LLC Loan dba RapidAdvance	-	52,379
GG Mars Capital, Inc. revolving line of credit	526,140	992,798
Star Financial Corporation revolving line of credit	850,182	1,394,839
Jennings Family Investments, Inc. revolving line of credit	4,105,476	3,921,087
LoneStella, LLC revolving line of credit	2,347	539,556
Nancy Cowden revolving line of credit	97,997	1,080,380
Notes payable related to 2025 business combinations (Refer Note 4)	10,495,561	-
Propal Investments, LLC loan	-	575,400
GG Mars Capital, Inc. debenture	248,636	235,874
TDBank - LOC (PsPortals)	-	124,696
Total loans payable	$ 17,256,413	$ 9,908,235
Current portion of loans payable	3,689,456	124,696
Non-current portion of loans payable	13,566,956	9,783,539